Intangible assets, royalties and goodwill (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Intangible assets, royalties and goodwill [Abstract]
Intangible Assets
The Company’s intangible assets are as follows:

Dollars in thousands

		March 31, 2020
	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	7	$7,500	$(306)	$7,194
Trade name	15	7,190	(125)	7,065
Total intangible assets		$14,690	$(431)	$14,259

		December 31, 2019
	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	7	$7,500	$(35)	$7,465
Trade name	15	7,190	(14)	7,176
Total intangible assets		$14,690	$(49)	$14,641

The Company’s intangible assets as of December 31, 2019 are as follows:

Dollars in thousands
		December 31, 2018	December 31, 2019
	Weighted- Average Remaining Useful Lives (in years)	Gross Carrying Amount	Additions	Adjustments	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
License	-	$-	$986	$(986)	$-	$-	$-
Customer relationships	7	-	7,500	-	7,500	(35)	7,465
Trade name	15	-	7,190	-	7,190	(14)	7,176
Total intangible assets		$-	$15,676	$(986)	$14,690	$(49)	$14,641

Estimated Future Amortization of Intangible Assets
The estimated future amortization of intangible assets over the weighted average remaining useful life of 10 years is as follows:

Dollars in thousands
Years ended December 31,
Remainder of 2020	$1,169
2021	1,551
2022	1,551
2023	1,551
2024	1,551
Thereafter	6,886
$14,259

The estimated future amortization of intangible assets over the remaining weighted average useful life of 10 years is as follows:

Dollars in thousands
Years ended December 31,
2020	$1,551
2021	1,551
2022	1,551
2023	1,551
2024	1,551
Thereafter	6,886
$14,641